Income Taxes - Schedule of Tax Expense Differs from the Expected Tax Expense for the Period (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Expense Differs from the Expected Tax Expense for the Period [Abstract]
Federal income tax benefit	20.06%	20.06%
State income tax	4.458%	4.458%